October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
AGL CLO 23 Ltd., 6.82%, 01/20/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	$250	$251,177
AGL Core CLO 2 Ltd., 6.08%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	250,688
Anchorage Capital CLO 17 Ltd., 6.09%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	250	250,229
Apidos CLO XXXIV, 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	250,026
AREIT Ltd., 6.49%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	196	196,056
Argent Securities Trust, 5.43%, 03/25/36, (1-mo. CME Term SOFR + 0.694%)(b)	266	144,302
Bain Capital Credit CLO Ltd., 6.06%, 07/24/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	250	250,700
BDS LLC, 6.34%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	138	137,658
Bear Stearns Structured Products Trust, 6.85%, 03/25/37, (1-mo. CME Term SOFR + 2.114%)(a)(b)	123	121,919
Benefit Street Partners CLO IV Ltd., 6.52%, 04/20/34, (3-mo. CME Term SOFR + 1.900%)(a)(b)	250	250,244
Benefit Street Partners CLO XIX Ltd., 5.84%, 01/15/33, (3-mo. CME Term SOFR + 1.180%)(a)(b)	250	250,410
Benefit Street Partners CLO XXVII Ltd., 5.99%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	250	250,741
BlueMountain CLO Ltd., 5.82%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	187	187,589
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)	149	147,854
Buckhorn Park CLO Ltd., 6.54%, 07/18/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	249,812
Carlyle Global Market Strategies CLO Ltd., 6.05%, 07/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	250	250,370
CBAM Ltd., 6.00%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	212	211,947
CIFC Funding Ltd.
7.74%, 07/18/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	250	251,340
6.10%, 07/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	250	250,710
CIT Mortgage Loan Trust, 6.60%, 10/25/37, (1-mo. CME Term SOFR + 1.864%)(a)(b)	160	155,074
Citigroup Mortgage Loan Trust Inc., 8.60%, 07/25/37, (1-mo. CME Term SOFR + 3.864%)(b)	134	118,078
College Ave Student Loans LLC
5.33%, 05/25/55(a)	81	80,310
2.32%, 07/26/55(a)	196	175,093
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	65	62,368
5.27%, 04/25/46, (1-mo. CME Term SOFR + 0.534%)(b)	298	223,981
Diameter Capital CLO 8 Ltd., 5.95%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	350	349,972
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	174,464
5.00%, 05/19/39(a)	170	163,987
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 5.89%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	72	72,169
Security	Par (000)	Value
Generate CLO 8 Ltd., 6.08%, 04/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	$250	$251,241
Goldman Home Improvement Trust Issuer Trust, 4.50%, 06/25/52(a)	25	24,651
GoodLeap Home Improvement Solutions Trust, 5.35%, 10/20/46(a)	93	92,998
GreenSky Home Improvement Trust, 5.67%, 06/25/59(a)	127	127,665
JP Morgan Mortgage Acquisition Trust, 4.53%, 11/25/36(c)	200	198,486
Lendmark Funding Trust
2.00%, 04/20/32(a)	130	120,029
8.69%, 05/20/33(a)	100	100,833
MFA Trust, 6.33%, 09/25/54	99	99,194
MidOcean Credit CLO XII Ltd., 5.97%, 04/18/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	250	250,302
Morgan Stanley Mortgage Loan Trust, 6.51%, 10/25/36(c)	11	2,475
Navient Private Education Loan Trust, 3.16%, 11/15/68(a)	100	87,208
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	73	70,653
5.66%, 10/15/72(a)	93	93,998
NYMT Trust, 7.38%, 05/25/64(a)(c)	136	134,802
Octagon Investment Partners 48 Ltd., 6.93%, 10/20/34, (3-mo. CME Term SOFR + 2.312%)(a)(b)	275	275,562
OHA Credit Funding 5 Ltd., 6.13%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	250	250,076
OHA Credit Funding 6 Ltd.
6.02%, 07/20/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	250	250,000
5.92%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	250,000
OHA Loan Funding Ltd., 6.08%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	250,292
OneMain Financial Issuance Trust, 5.79%, 05/14/41(a)	100	103,279
Option One Mortgage Loan Trust, 5.86%, 01/25/37	5	5,171
Orchard Park CLO Ltd., 6.01%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	249,939
Palmer Square CLO Ltd., 6.53%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	250,074
Palmer Square Loan Funding Ltd., 5.76%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	139	139,556
Pikes Peak CLO 8, 6.63%, 07/20/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	250	250,741
PRET LLC
11.00%, 07/25/54(a)(c)	99	99,280
5.96%, 09/25/54(a)	147	145,499
Progress Residential Trust, 4.75%, 10/17/40(a)	180	168,334
Regatta IX Funding Ltd., 7.32%, 04/17/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	250	250,902
Regional Management Issuance Trust, 1.90%, 08/15/33(a)	100	92,776
Republic Finance Issuance Trust, 5.42%, 11/20/37(a)	114	113,994
RR 16 Ltd., 6.57%, 07/15/36, (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	250,299
RR 18 Ltd., 6.52%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	250	250,713
RR 32 Ltd., 6.02%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	250,000
Saxon Asset Securities Trust, 3.11%, 08/25/35(c)	167	122,635

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sesac Finance LLC, 5.22%, 07/25/49(a)	$104	$103,059
Silver Point CLO 5 Ltd., 6.13%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	250	250,105
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	236	225,468
6.44%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	94	95,538
5.88%, 03/15/56(a)	100	101,495
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	105	101,585
SoFi Professional Loan Program LLC, 2.37%, 11/16/48(a)	90	85,568
Soundview Home Loan Trust
5.87%, 11/25/35, (1-mo. CME Term SOFR + 1.134%)(b)	46	35,511
5.20%, 01/25/37, (1-mo. CME Term SOFR + 0.474%)(b)	148	140,139
Subway Funding LLC, 6.27%, 07/30/54(a)	30	30,309
Terwin Mortgage Trust, 5.87%, 06/25/36, (1-mo. CME Term SOFR + 1.134%)(b)	25	21,865
TICP CLO VIII Ltd., 6.58%, 10/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	250	249,980
Whitebox CLO III Ltd., 5.93%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)(d)	250	250,000
Total Asset-Backed Securities — 11.5% (Cost: $12,993,440)		13,093,547
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 12.3%
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD 10	10,824
A&D Mortgage Trust
5.70%, 11/25/69	USD 100	99,999
6.52%, 11/25/69(b)	USD 100	99,999
ACRA Trust, 5.61%, 10/25/64(a)(c)	USD 150	150,000
Alternative Loan Trust
5.31%, 11/25/36, (1-mo. CME Term SOFR + 0.574%)(b)	USD 101	84,593
5.32%, 11/25/35, (1-mo. CME Term SOFR + 0.464%)(b)	USD 16	11,450
5.33%, 05/20/46, (1-mo. CME Term SOFR + 0.574%)(b)	USD 212	182,949
5.35%, 07/25/46, (1-mo. CME Term SOFR + 0.614%)(b)	USD 203	171,351
5.50%, 07/25/35	USD 9	5,331
5.53%, 11/20/35, (1-mo. CME Term SOFR + 0.774%)(b)	USD 3	2,573
American Home Mortgage Investment Trust, 6.58%, 05/25/36, (1-mo. CME Term SOFR + 1.739%)(b)	USD 483	49,413
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(c)	USD 185	183,333
5.35%, 10/25/69(a)	USD 50	50,000
Arbor Multifamily Mortgage Securities Trust, 3.29%, 02/15/55(a)(b)	USD 170	152,446
ARES Commercial Mortgage Trust, 6.50%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 43	43,054
ARES1, 6.29%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 80	79,900
Atrium Hotel Portfolio Trust, 9.52%, 11/10/29(a)(b)	USD 10	10,004
BAMLL Trust, 7.15%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 20	20,101
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD 103	100,786
6.50%, 10/25/36(c)	USD 7	2,028
Security	Par (000)	Value
Mortgage-Backed Securities
Banc of America Funding Trust, 5.75%, 01/25/37	USD 0	$56
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD 90	85,197
Bank5, 5.30%, 10/15/57	USD 20	20,162
Bank5 Trust, 6.23%, 05/15/57	USD 35	36,523
Bear Stearns Asset Backed Securities I Trust
5.20%, 03/25/36, (1-mo. CME Term SOFR + 0.464%)(b)	USD 14	3,631
5.41%, 04/25/36, (1-mo. CME Term SOFR + 0.674%)(b)	USD 116	107,695
Bear Stearns Mortgage Funding Trust, 5.19%, 03/25/37, (1-mo. CME Term SOFR + 0.454%)(b)	USD 78	73,764
BFLD Commercial Mortgage Trust
6.26%, 11/15/29, (3-mo. CME Term SOFR + 1.493%)(a)(b)	USD 20	19,950
8.36%, 11/15/29, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD 13	12,968
BFLD Mortgage Trust, 6.69%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD 16	16,000
BHMS Mortgage Trust
6.35%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 100	99,875
6.60%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD 100	99,788
BMO Mortgage Trust
5.32%, 09/15/57	USD 10	10,089
5.86%, 02/15/57	USD 37	38,132
BMP, 8.19%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD 11	10,863
BMP Trust, 7.19%, 06/15/41, (1-mo. CME Term SOFR + 2.390%)(a)(b)	USD 100	99,750
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD 100	103,697
BPR Trust, 5.38%, 11/05/29(a)(b)	USD 19	19,000
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD 100	88,518
5.85%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	USD 112	111,614
5.98%, 11/15/29(a)(b)	CAD 8	5,746
6.30%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD 100	100,063
6.35%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 200	200,000
6.45%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 148	148,654
6.50%, 08/15/39, (3-mo. CME Term SOFR + 1.691%)(a)(b)	USD 100	100,156
6.57%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD 116	116,479
7.49%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 94	94,276
7.88%, 10/15/41, (3-mo. CME Term SOFR + 2.880%)(a)(b)	USD 51	50,822
7.94%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD 100	100,437
8.93%, 10/15/41, (1-mo. CME Term SOFR + 3.927%)(a)(b)	USD 12	11,954
8.99%, 02/15/39, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD 97	95,116
BX Trust
5.65%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD 150	148,969
5.72%, 02/15/36, (3-mo. CME Term SOFR + 0.914%)(a)(b)	USD 200	199,562

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
5.79%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 150	$149,437
5.82%, 10/15/36, (1-mo. CME Term SOFR + 1.013%)(a)(b)	USD 28	27,816
6.30%, 07/15/29, (3-mo. CME Term SOFR + 1.491%)(a)(b)	USD 70	70,044
6.35%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 100	100,000
6.89%, 03/15/41, (3-mo. CME Term SOFR + 2.090%)(a)(b)	USD 10	10,031
6.94%, 07/15/29, (1-mo. CME Term SOFR + 2.140%)(a)(b)	USD 100	100,063
6.95%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	USD 147	147,220
7.49%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 99	99,061
7.69%, 07/15/29, (1-mo. CME Term SOFR + 2.889%)(a)(b)	USD 20	20,031
8.00%, 08/15/42, (1-mo. CME Term SOFR + 3.213%)(a)(b)	USD 98	98,147
8.14%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD 100	100,875
8.49%, 04/15/41, (1-mo. CME Term SOFR + 3.689%)(a)(b)	USD 99	98,298
8.74%, 07/15/29, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD 30	29,985
8.85%, 06/15/36, (1-mo. CME Term SOFR + 4.044%)(a)(b)	USD 10	9,186
9.24%, 03/15/41, (1-mo. CME Term SOFR + 4.439%)(a)(b)	USD 34	33,894
10.19%, 03/15/41, (1-mo. CME Term SOFR + 5.389%)(a)(b)	USD 16	15,897
CFK Trust, 2.79%, 03/15/39(a)	USD 100	89,810
CFMT LLC, 4.00%, 10/25/54(a)	USD 150	145,447
Chase Mortgage Finance Trust
5.84%, 02/25/37(b)	USD 107	104,828
6.00%, 07/25/37	USD 121	53,343
CHL Mortgage Pass-Through Trust, 6.00%, 12/25/36	USD 7	3,285
Citigroup Mortgage Loan Trust, 6.17%, 09/25/62(a)	USD 82	82,286
Commission Mortgage Trust
6.65%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD 41	40,859
7.39%, 06/15/41, (1-mo. CME Term SOFR + 2.590%)(a)(b)	USD 11	10,959
9.29%, 06/15/41, (1-mo. CME Term SOFR + 4.487%)(a)(b)	USD 14	13,960
CONE Trust
6.45%, 08/15/41, (3-mo. CME Term SOFR + 1.642%)(a)(b)	USD 30	30,000
8.69%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD 45	44,944
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD 37	14,372
CSMC Trust, 9.00%, 12/25/67(a)(b)	USD 93	93,475
CSTL Commercial Mortgage Trust, 4.92%, 11/10/29(a)(b)	USD 40	38,730
DBGS, 6.69%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD 138	138,171
DC Trust, 5.73%, 04/13/40(a)(b)	USD 10	10,056
Deephaven Residential Mortgage Trust, 5.74%, 07/25/69(a)(c)	USD 100	99,993
Security	Par (000)	Value
Mortgage-Backed Securities
DK Trust
6.30%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD 20	$20,000
8.80%, 03/15/34, (1-mo. CME Term SOFR + 4.000%)(a)(b)	USD 58	58,151
Ellington Financial Mortgage Trust, 5.71%, 11/25/69(a)(c)	USD 148	147,997
ELM Trust
5.80%, 06/10/39(a)(b)	USD 11	11,115
5.80%, 06/10/39(a)(b)	USD 11	11,115
7.79%, 06/10/39(a)(b)	USD 29	29,241
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 71	71,076
Extended Stay America Trust, 7.17%, 07/15/38, (1-mo. CME Term SOFR + 2.364%)(a)(b)	USD 89	88,997
Fashion Show Mall LLC, 5.27%, 10/10/41(a)(b)	USD 49	48,497
Federal Home Loan Mortgage Corp. Multiclass Certificates, 4.45%, 11/25/32(b)	USD 14	13,348
FIGRE Trust, 5.82%, 07/25/53	USD 150	149,998
First Horizon Alternative Mortgage Securities Trust, 5.41%, 01/25/37(b)	USD 116	91,206
FREMF Mortgage Trust, 4.24%, 08/25/50(a)(b)	USD 95	91,290
GCAT Trust
2.89%, 12/27/66(a)(b)	USD 184	167,929
3.96%, 02/25/67(a)(b)	USD 180	131,292
4.25%, 05/25/67(a)(b)	USD 92	86,985
Government National Mortgage Association
2.25%, 04/16/65	USD 10	7,929
3.25%, 09/16/63(b)	USD 5	4,401
GS Mortgage Securities Corp. Trust
6.90%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD 100	100,250
7.43%, 09/10/38(a)(b)	USD 10	10,008
7.47%, 08/10/41(a)(b)	USD 43	42,111
GWT, 6.50%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 100	100,094
HIH Trust
6.79%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD 10	9,988
8.59%, 10/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD 10	9,984
HILT Commercial Mortgage Trust, 6.35%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 100	99,938
HLTN Commercial Mortgage Trust, 6.45%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 13	12,980
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65(a)(b)	USD 310	299,842
HONO Mortgage Trust, 6.07%, 10/15/36, (3-mo. CME Term SOFR + 1.264%)(a)(b)	USD 227	220,330
HTL Commercial Mortgage Trust, 8.20%, 05/10/39(a)(b)	USD 100	102,564
Impac Secured Assets Trust, 5.19%, 11/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD 28	24,735
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.99%, 10/05/39(a)(b)	USD 130	131,472
JP Morgan Alternative Loan Trust, 4.96%, 03/25/36(b)	USD 225	169,053
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 130	124,279
7.62%, 04/15/38, (1-mo. CME Term SOFR + 2.814%)(a)(b)	USD 100	99,375
JP Morgan Resecuritization Trust Series, 0.00% 05/27/36(a)(b)	USD 302	53,286

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
JW Commercial Mortgage Trust
6.43%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD 113	$113,005
7.99%, 06/15/39, (1-mo. CME Term SOFR + 3.189%)(a)(b)	USD 10	10,012
KSL Commercial Mortgage Trust, 9.09%, 12/15/36, (1-mo. CME Term SOFR + 4.287%)(a)(b)	USD 98	98,074
LBA Trust
6.25%, 10/15/41, (3-mo. CME Term SOFR + 1.443%)(a)(b)	USD 20	19,981
6.40%, 06/15/26, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD 70	70,022
7.45%, 10/15/41, (1-mo. CME Term SOFR + 2.641%)(a)(b)	USD 23	22,978
9.24%, 06/15/26, (1-mo. CME Term SOFR + 4.437%)(a)(b)	USD 10	9,972
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD 250	177,901
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD 71	1,269
5.92%, 06/12/39(a)	USD 25	25,241
7.40%, 06/12/39(a)	USD 30	30,258
7.91%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD 86	86,542
8.73%, 06/12/39(a)	USD 26	26,199
MFA Trust, 7.09%, 02/25/29(a)(c)	USD 120	120,717
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD 90	86,492
6.35%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 100	99,373
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD 49	52,849
MTK Mortgage Trust, 6.67%, 12/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 170	169,159
MTN Commercial Mortgage Trust, 6.21%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	USD 100	99,438
NYC Trust, 7.64%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD 110	110,913
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD 100	99,999
One New York Plaza Trust, 5.87%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 40	38,000
OPEN Trust, 7.89%, 10/15/28, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD 89	89,577
ORL Trust, 7.15%, 10/19/36, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 174	174,380
PGA Trust, 6.69%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 11	10,986
PRET LLC
7.02%, 02/25/54(a)(c)	USD 109	109,481
7.14%, 01/25/54(a)(c)	USD 125	124,855
PRKCM Trust, 4.10%, 04/25/57(a)(b)	USD 124	120,194
Rain City Mortgage Trust, 6.53%, 11/25/29(a)(b)	USD 100	99,999
RALI Series Trust, 5.21%, 12/25/36, (1-mo. CME Term SOFR + 0.474%)(b)	USD 198	169,674
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD 100	97,143
SAIF Securitization Trust, 5.97%, 07/25/54(a)	USD 97	96,571
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	USD 126	126,351
7.76%, 04/25/30(a)(c)	USD 100	100,339
SELF Commercial Mortgage Trust
1.00%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD 100	99,750
Security	Par (000)	Value
Mortgage-Backed Securities
6.24%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 40	$39,900
SHR Trust, 6.75%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD 100	100,125
SLG Office Trust, 2.59%, 07/15/41(a)	USD 100	84,184
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD 100	96,366
Taubman Centers Commercial Mortgage Trust, 6.99%, 05/15/37, (3-mo. CME Term SOFR + 2.186%)(a)(b)	USD 110	110,480
Toorak Mortgage Trust, 6.33%, 10/25/31(a)	USD 100	100,000
TRK Trust, 4.10%, 11/25/56(a)(b)	USD 137	108,983
TTAN, 6.27%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 139	137,929
VEGAS Trust, 5.52%, 11/10/39(a)	USD 30	30,000
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD 155	142,774
6.55%, 01/25/54(a)(b)	USD 92	92,687
Verus Securitization Trust
4.78%, 04/25/67(a)(b)	USD 100	89,096
6.50%, 09/25/69(a)(b)	USD 100	98,116
Visio Trust, 6.17%, 08/25/57(a)(b)	USD 100	89,451
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD 100	94,325
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
5.19%, 12/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD 233	184,898
5.78%, 12/25/46, (12-mo. MTA + 0.720%)(b)	USD 126	98,965
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)	USD 153	1,456
2.50%, 09/15/31(a)(b)	USD 130	123,817
3.75%, 03/15/59	USD 150	146,530
6.22%, 07/15/43(a)	USD 19	19,083
6.43%, 07/15/43(a)	USD 12	11,912
7.08%, 07/15/43(a)	USD 17	16,959
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD 80	78,318
		13,989,047
Total Collateralized Mortgage Obligations — 12.3% (Cost: $13,931,021)		13,989,047
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	$27	26,175
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	25	23,444
		49,619
Aerospace & Defense — 0.8%
BAE Systems PLC, 1.90%, 02/15/31(a)	200	166,911
Boeing Co. (The)
5.93%, 05/01/60	18	16,778
7.01%, 05/01/64(a)	21	22,604
L3Harris Technologies Inc.
1.80%, 01/15/31	69	57,439
5.25%, 06/01/31	6	6,084
5.35%, 06/01/34	124	125,457
5.40%, 07/31/33	82	83,194
Lockheed Martin Corp.
3.90%, 06/15/32	6	5,664
4.50%, 05/15/36	6	5,739
4.80%, 08/15/34	12	11,863
Series B, 6.15%, 09/01/36	8	8,791

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense
Northrop Grumman Corp.
4.90%, 06/01/34	$32	$31,604
4.95%, 03/15/53	7	6,546
5.20%, 06/01/54	91	88,329
RTX Corp.
2.82%, 09/01/51	43	27,238
5.38%, 02/27/53	28	27,581
6.70%, 08/01/28	179	190,794
TransDigm Inc.
4.63%, 01/15/29	23	21,842
6.63%, 03/01/32(a)	25	25,423
		929,881
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	168	125,121
3.70%, 02/04/51	26	18,284
4.25%, 08/09/42	45	36,916
6.20%, 02/14/59	28	28,345
BAT Capital Corp.
4.54%, 08/15/47	28	22,429
4.76%, 09/06/49	117	96,090
5.65%, 03/16/52	144	133,590
7.08%, 08/02/53	125	138,450
Reynolds American Inc., 5.85%, 08/15/45	70	67,524
		666,749
Airlines — 0.2%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	23	22,776
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)	100	96,501
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	27	27,063
United Airlines Inc., 4.63%, 04/15/29(a)	22	21,056
United Airlines Pass-Through Trust, Series 24-A, 5.88%, 08/15/38	54	55,867
		223,263
Apparel — 0.1%
Hanesbrands Inc., 9.00%, 02/15/31(a)	23	24,644
NIKE Inc., 3.38%, 03/27/50	50	36,778
		61,422
Auto Manufacturers — 0.1%
General Motors Financial Co. Inc., 5.45%, 09/06/34	26	25,592
Toyota Motor Credit Corp., 4.55%, 08/09/29	94	93,360
		118,952
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing Inc., 5.00%, 10/01/29(e)	26	23,524
Tenneco Inc., 8.00%, 11/17/28(a)	25	23,150
		46,674
Banks — 5.6%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(b)	45	45,776
Bank of America Corp.
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	96	62,497
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	49	42,510
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	38	25,540
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	21	20,136
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	5	4,854
4.88%, 04/01/44	25	23,721
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	111	112,650
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	155	159,991
Security	Par (000)	Value
Banks
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	$15	$12,837
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	138	119,918
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	138	132,832
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	23	20,902
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	52	50,929
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	36	36,242
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	141	142,176
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	47	44,890
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	102	96,080
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	35	33,092
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	94	78,411
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	39	32,874
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	130	111,913
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	63	60,027
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	115	98,073
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	191	166,786
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	12	9,065
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	108	105,002
3.80%, 03/15/30	41	38,799
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	23	22,824
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	75	74,019
4.75%, 10/21/45	30	27,569
4.80%, 07/08/44	11	10,162
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	303	303,700
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	300	299,663
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	189	194,316
6.25%, 02/01/41	16	17,346
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	133	110,927
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	91	76,121
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	6	5,305
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	6	5,119
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	178	154,234
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	52	45,415
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	39	27,152
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	9	6,513
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	14	13,455
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	15	12,248
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	73	71,504
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	115	114,187
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	86	86,410
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	391	392,256
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	217	218,213
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	72	73,286
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	100	102,577
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	198	206,065
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	144	118,689
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	18	14,870
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	36	30,122
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	75	63,613
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	135	120,784
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	168	145,958
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	176	176,554
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	329	330,240
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	478	490,693
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	14	14,550

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	$14	$12,692
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	13	9,770
3.90%, 05/01/45	5	4,059
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	73	64,272
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	14	13,082
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	5	5,050
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	165	167,348
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	18	18,382
		6,359,837
Beverages — 0.1%
Coca-Cola Co. (The)
2.50%, 03/15/51	62	38,286
2.60%, 06/01/50	14	8,898
5.20%, 01/14/55	10	9,954
		57,138
Biotechnology — 0.5%
Amgen Inc.
4.05%, 08/18/29	162	157,220
4.40%, 02/22/62	17	13,777
5.25%, 03/02/30	199	202,986
5.75%, 03/02/63	146	146,211
Gilead Sciences Inc.
1.65%, 10/01/30	33	27,737
4.50%, 02/01/45	19	16,795
4.75%, 03/01/46	31	28,259
4.80%, 04/01/44	14	12,899
		605,884
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28(a)	23	21,231
Ecolab Inc., 2.13%, 08/15/50	17	9,600
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	25	22,775
Olin Corp., 5.00%, 02/01/30	27	25,770
		79,376
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	24	24,424
Global Payments Inc.
2.90%, 05/15/30	16	14,300
2.90%, 11/15/31	11	9,504
3.20%, 08/15/29	5	4,602
5.40%, 08/15/32	6	6,028
5.95%, 08/15/52(e)	35	35,081
Moody's Corp., 2.00%, 08/19/31	35	29,341
		123,280
Computers — 0.6%
Dell International LLC/EMC Corp., 4.90%, 10/01/26	139	139,419
Gartner Inc.
3.63%, 06/15/29(a)	183	170,806
4.50%, 07/01/28(a)	330	321,993
Hewlett Packard Enterprise Co., 5.25%, 07/01/28	26	26,326
		658,544
Diversified Financial Services — 0.3%
American Express Co.
5.04%, 07/26/28, (1-day SOFR +0.930%)(b)	29	29,198
5.28%, 07/26/35, (1-day SOFR +1.420%)(b)	38	38,086
Capital One Financial Corp., 5.27%, 05/10/33, (1-day SOFR + 2.370%)(b)	79	77,830
Mastercard Inc.
2.95%, 03/15/51	7	4,755
3.85%, 03/26/50	11	8,868
3.95%, 02/26/48	14	11,676
Security	Par (000)	Value
Diversified Financial Services
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30(a)	$27	$25,277
Navient Corp., 5.50%, 03/15/29	22	20,958
PennyMac Financial Services Inc., 5.38%, 10/15/25(a)	15	14,931
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	28	26,645
Synchrony Financial, 7.25%, 02/02/33	8	8,191
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	25	23,843
Visa Inc.
2.00%, 08/15/50	37	21,129
3.65%, 09/15/47	7	5,568
		316,955
Electric — 2.4%
AEP Texas Inc.
3.45%, 05/15/51	9	6,165
5.25%, 05/15/52	6	5,605
5.40%, 06/01/33	32	32,077
Series G, 4.15%, 05/01/49	22	17,102
Series H, 3.45%, 01/15/50	13	8,977
AEP Transmission Co. LLC
3.15%, 09/15/49	43	29,466
3.75%, 12/01/47	21	16,171
3.80%, 06/15/49	44	33,895
5.40%, 03/15/53	24	23,835
Series M, 3.65%, 04/01/50	51	38,560
Alabama Power Co.
3.75%, 03/01/45	63	50,084
4.10%, 01/15/42(e)	10	8,341
4.15%, 08/15/44	10	8,428
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	16	16,089
Baltimore Gas & Electric Co.
2.90%, 06/15/50	30	19,754
3.20%, 09/15/49	25	17,265
3.75%, 08/15/47	17	13,119
5.65%, 06/01/54	5	5,152
CenterPoint Energy Houston Electric LLC, 5.05%, 03/01/35	30	29,928
Dominion Energy Inc., Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	13	13,832
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	8	8,968
Duke Energy Carolinas LLC
3.45%, 04/15/51	34	24,480
3.55%, 03/15/52	20	14,666
3.70%, 12/01/47	27	20,657
3.88%, 03/15/46	77	61,304
5.40%, 01/15/54	6	5,958
Duke Energy Corp.
3.95%, 08/15/47	26	20,070
5.00%, 08/15/52	31	27,983
Duke Energy Florida LLC, 3.00%, 12/15/51	98	64,095
Duke Energy Ohio Inc., 5.55%, 03/15/54	6	6,027
Duke Energy Progress LLC
2.50%, 08/15/50(e)	70	42,467
3.70%, 10/15/46	16	12,179
4.00%, 04/01/52	22	17,508
5.35%, 03/15/53	33	32,440
Edison International
5.25%, 11/15/28	29	29,212
5.25%, 03/15/32	40	39,974
5.45%, 06/15/29	30	30,506
5.75%, 06/15/27	86	87,770
6.95%, 11/15/29	38	41,085

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric
FirstEnergy Corp.
Series B, 3.90%, 07/15/27	$144	$140,553
Series C, 3.40%, 03/01/50	123	86,411
Series C, 4.85%, 07/15/47	25	21,943
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	117	101,579
5.00%, 01/15/35(a)	89	87,249
Florida Power & Light Co.
3.15%, 10/01/49	62	43,406
3.99%, 03/01/49	64	51,974
Georgia Power Co.
4.70%, 05/15/32	17	16,829
4.95%, 05/17/33	54	53,851
5.13%, 05/15/52	10	9,602
Series A, 3.25%, 03/15/51	23	16,071
Interstate Power and Light Co., 5.45%, 09/30/54	5	4,986
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	37	36,317
MidAmerican Energy Co.
3.15%, 04/15/50	18	12,613
4.25%, 05/01/46	33	28,026
5.30%, 02/01/55	23	22,678
5.85%, 09/15/54	5	5,296
Northern States Power Co./MN
3.20%, 04/01/52	10	6,985
3.60%, 05/15/46	16	12,352
5.10%, 05/15/53	6	5,787
NRG Energy Inc.
3.63%, 02/15/31(a)	24	21,248
4.45%, 06/15/29(a)	28	26,901
6.25%, 11/01/34(a)	20	19,979
7.00%, 03/15/33(a)	28	30,383
Ohio Power Co.
4.00%, 06/01/49	21	16,420
4.15%, 04/01/48	10	7,999
Series Q, 1.63%, 01/15/31	47	38,770
Series R, 2.90%, 10/01/51	17	10,719
Pacific Gas and Electric Co.
3.50%, 08/01/50	83	57,946
5.25%, 03/01/52	38	34,732
5.90%, 10/01/54	15	14,995
6.75%, 01/15/53	20	21,875
PECO Energy Co.
3.05%, 03/15/51	42	28,374
4.60%, 05/15/52	16	14,233
5.25%, 09/15/54	10	9,810
PG&E Corp., 7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	30	30,988
PPL Capital Funding Inc., 5.25%, 09/01/34	6	5,952
Public Service Electric & Gas Co.
2.05%, 08/01/50(e)	16	8,982
3.15%, 01/01/50	18	12,684
5.30%, 08/01/54	7	7,025
San Diego Gas & Electric Co.
5.35%, 04/01/53	5	4,887
Series RRR, 3.75%, 06/01/47	15	11,548
Series WWW, 2.95%, 08/15/51	7	4,684
Southern California Edison Co.
2.25%, 06/01/30	26	22,769
5.15%, 06/01/29	35	35,537
5.45%, 06/01/31	33	33,814
5.63%, 02/01/36	50	51,300
5.65%, 10/01/28	57	58,781
Series G, 2.50%, 06/01/31	55	47,785
Security	Par (000)	Value
Electric
Southern Co. (The)
4.25%, 07/01/36	$35	$32,086
4.85%, 03/15/35	70	68,086
Virginia Electric & Power Co.
2.45%, 12/15/50(e)	33	19,472
5.55%, 08/15/54	22	22,196
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	16	15,789
6.00%, 04/15/34(a)	112	115,582
6.95%, 10/15/33(a)	44	48,024
Wisconsin Electric Power Co., 5.05%, 10/01/54	10	9,543
		2,767,600
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29(a)	18	16,835
Electronics — 0.1%
Honeywell International Inc.
2.80%, 06/01/50(e)	33	22,173
5.35%, 03/01/64	13	13,011
Sensata Technologies Inc., 4.38%, 02/15/30(a)	25	23,278
		58,462
Entertainment — 0.1%
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(e)	11	10,313
8.13%, 07/01/27(a)	7	7,137
Churchill Downs Inc., 6.75%, 05/01/31(a)	24	24,434
Live Nation Entertainment Inc., 3.75%, 01/15/28(a)	25	23,684
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	23	16,273
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	16	15,533
		97,374
Environmental Control — 0.0%
Reworld Holding Corp., 4.88%, 12/01/29(a)	23	21,482
Gas — 0.1%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	10	9,758
4.40%, 07/01/32	11	10,634
NiSource Inc.
5.35%, 04/01/34	33	33,103
5.40%, 06/30/33	9	9,095
ONE Gas Inc., 5.10%, 04/01/29	14	14,224
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	15	12,901
		89,715
Health Care - Products — 0.1%
Agilent Technologies Inc., 2.30%, 03/12/31	8	6,876
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	19	19,934
Medline Borrower LP, 3.88%, 04/01/29(a)	27	25,258
Solventum Corp.
5.45%, 02/25/27(a)	20	20,263
6.00%, 05/15/64(a)	51	51,122
Thermo Fisher Scientific Inc.
4.95%, 11/21/32	11	11,093
5.09%, 08/10/33	31	31,356
		165,902
Health Care - Services — 0.9%
CHS/Community Health Systems Inc., 5.63%, 03/15/27(a)	22	21,456
Elevance Health Inc.
3.13%, 05/15/50	24	15,992
3.60%, 03/15/51	26	18,835
5.13%, 02/15/53	19	17,514
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(e)	24	23,601

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services
HCA Inc.
5.25%, 04/15/25	$23	$23,019
5.25%, 06/15/26	79	79,290
5.38%, 09/01/26	53	53,296
5.45%, 04/01/31	345	348,850
5.45%, 09/15/34	150	148,935
Humana Inc.
5.88%, 03/01/33	26	26,522
5.95%, 03/15/34	19	19,486
Molina Healthcare Inc., 4.38%, 06/15/28(a)	16	15,351
Tenet Healthcare Corp., 4.63%, 06/15/28	16	15,467
UnitedHealth Group Inc.
3.13%, 05/15/60	139	88,239
3.88%, 08/15/59	47	34,948
4.20%, 01/15/47	10	8,419
4.25%, 06/15/48	9	7,563
5.50%, 04/15/64	11	10,830
5.63%, 07/15/54	15	15,258
5.75%, 07/15/64	40	40,766
		1,033,637
Home Builders — 0.0%
Taylor Morrison Communities Inc., 5.75%, 01/15/28(a)	15	15,002
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29	25	25,348
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	25	22,620
		47,968
Insurance — 0.1%
American International Group Inc.
4.38%, 06/30/50	17	14,465
4.75%, 04/01/48	6	5,439
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	23	14,787
5.45%, 03/15/54	22	21,916
5.70%, 09/15/53	23	23,686
6.25%, 11/01/52	8	8,878
		89,171
Internet — 0.3%
Amazon.com Inc.
2.50%, 06/03/50	26	16,200
2.70%, 06/03/60	16	9,646
3.10%, 05/12/51	19	13,337
4.10%, 04/13/62	110	89,858
4.25%, 08/22/57	6	5,126
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	26	25,006
Meta Platforms Inc.
4.65%, 08/15/62	144	127,756
5.55%, 08/15/64	69	69,940
5.75%, 05/15/63	12	12,525
Uber Technologies Inc., 5.35%, 09/15/54	10	9,537
		378,931
Iron & Steel — 0.0%
Cleveland-Cliffs Inc., 6.75%, 04/15/30(a)	23	22,976
Mineral Resources Ltd., 9.25%, 10/01/28(a)	23	24,214
		47,190
Leisure Time — 0.0%
NCL Corp. Ltd., 5.88%, 02/15/27(a)	24	23,975
Viking Cruises Ltd., 7.00%, 02/15/29(a)	24	24,188
		48,163
Lodging — 0.0%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	18	16,085
MGM Resorts International, 4.75%, 10/15/28(e)	16	15,467
Security	Par (000)	Value
Lodging
Station Casinos LLC, 4.50%, 02/15/28(a)	$25	$23,860
		55,412
Machinery — 0.0%
Caterpillar Inc., 3.25%, 09/19/49	34	24,770
CNH Industrial Capital LLC, 5.45%, 10/14/25	23	23,153
		47,923
Manufacturing — 0.0%
Textron Inc., 3.90%, 09/17/29	11	10,513
Media — 0.5%
AMC Networks Inc., 4.25%, 02/15/29	27	18,635
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	35	30,373
5.00%, 02/01/28(a)	17	16,454
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	39	24,359
3.90%, 06/01/52	85	54,649
4.80%, 03/01/50	19	14,255
5.38%, 05/01/47	7	5,722
Comcast Corp.
2.65%, 08/15/62	52	29,035
2.80%, 01/15/51	10	6,281
2.89%, 11/01/51	12	7,617
2.94%, 11/01/56	62	38,309
2.99%, 11/01/63	93	55,520
3.97%, 11/01/47	6	4,766
5.50%, 05/15/64	42	40,970
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	30	28,885
Nexstar Media Inc., 4.75%, 11/01/28(a)(e)	26	24,443
Paramount Global
3.38%, 02/15/28	6	5,579
4.60%, 01/15/45	5	3,603
4.90%, 08/15/44	5	3,723
5.25%, 04/01/44	7	5,425
5.85%, 09/01/43	17	14,468
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)	8	7,406
Sirius XM Radio Inc., 4.00%, 07/15/28(a)	26	24,291
TEGNA Inc., 4.63%, 03/15/28	26	24,415
Univision Communications Inc., 7.38%, 06/30/30(a)	25	24,001
		513,184
Mining — 0.4%
Anglo American Capital PLC, 4.50%, 03/15/28(a)	200	196,616
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	16	15,576
Glencore Funding LLC
2.85%, 04/27/31(a)	182	158,796
6.38%, 10/06/30(a)	31	32,932
		403,920
Oil & Gas — 2.0%
Antero Resources Corp., 5.38%, 03/01/30(a)	62	60,206
Apache Corp., 5.25%, 02/01/42	18	15,575
Chevron Corp., 3.08%, 05/11/50	50	34,866
Chevron USA Inc., 2.34%, 08/12/50	19	11,242
Civitas Resources Inc., 8.38%, 07/01/28(a)	22	22,736
Comstock Resources Inc., 6.75%, 03/01/29(a)	23	22,026
ConocoPhillips Co.
3.80%, 03/15/52	8	6,082
4.03%, 03/15/62	7	5,315
5.55%, 03/15/54	8	7,985
5.70%, 09/15/63	21	21,196
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	23	24,136
Devon Energy Corp., 5.25%, 10/15/27	73	73,322

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas
Diamondback Energy Inc.
3.13%, 03/24/31	$387	$344,815
3.25%, 12/01/26	289	280,636
3.50%, 12/01/29	226	210,956
4.25%, 03/15/52	99	77,196
4.40%, 03/24/51	36	28,826
5.15%, 01/30/30	16	16,095
5.75%, 04/18/54	39	37,882
5.90%, 04/18/64	159	153,993
6.25%, 03/15/53	12	12,400
EQT Corp.
3.13%, 05/15/26(a)	22	21,292
3.63%, 05/15/31(a)	188	168,228
3.90%, 10/01/27	105	102,180
5.00%, 01/15/29	147	145,230
5.70%, 04/01/28	69	70,262
5.75%, 02/01/34	28	28,085
7.00%, 02/01/30	87	93,096
Expand Energy Corp., 5.38%, 03/15/30	16	15,734
Exxon Mobil Corp., 3.45%, 04/15/51	66	48,405
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	16	15,127
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	25	25,865
Ovintiv Inc., 7.10%, 07/15/53	21	22,898
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	20	20,555
SM Energy Co., 6.63%, 01/15/27	15	14,997
Vital Energy Inc., 9.75%, 10/15/30	25	26,378
		2,285,818
Packaging & Containers — 0.1%
Berry Global Inc., 1.65%, 01/15/27	23	21,445
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	25	25,687
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(e)	24	23,605
		70,737
Pharmaceuticals — 0.5%
AbbVie Inc., 5.05%, 03/15/34	320	322,378
Becton Dickinson & Co., 3.79%, 05/20/50	21	16,089
Bristol-Myers Squibb Co.
3.90%, 03/15/62	18	13,451
5.65%, 02/22/64	10	10,056
6.40%, 11/15/63	6	6,705
CVS Health Corp., 4.25%, 04/01/50	94	71,762
Pfizer Inc.
4.00%, 12/15/36	26	23,722
4.13%, 12/15/46	11	9,231
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	6	5,911
5.30%, 05/19/53	62	60,670
		539,975
Pipelines — 2.1%
Cameron LNG LLC
3.30%, 01/15/35(a)	63	52,732
3.40%, 01/15/38(a)	95	80,034
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	133	106,638
5.13%, 06/30/27	168	169,076
Cheniere Energy Inc., 5.65%, 04/15/34	160	161,018
Cheniere Energy Partners LP
3.25%, 01/31/32	91	79,186
4.00%, 03/01/31	133	122,967
4.50%, 10/01/29	14	13,479
DT Midstream Inc., 4.13%, 06/15/29(a)	17	15,964
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	15	14,657
Security	Par (000)	Value
Pipelines
Energy Transfer LP
4.95%, 05/15/28	$48	$48,125
5.00%, 05/15/50	16	13,890
5.30%, 04/15/47	7	6,298
5.95%, 05/15/54	90	88,650
6.05%, 09/01/54	68	68,082
6.25%, 04/15/49	7	7,111
7.38%, 02/01/31(a)	137	144,168
EQM Midstream Partners LP
4.13%, 12/01/26	98	95,882
4.50%, 01/15/29(a)	109	104,928
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	6	5,146
5.80%, 03/15/35	9	9,165
Kinder Morgan Inc.
5.05%, 02/15/46	17	15,122
5.40%, 02/01/34	2	1,994
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	23	23,180
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	132	128,390
5.00%, 03/15/27	147	147,320
5.63%, 03/01/25	105	105,054
5.88%, 06/30/26	69	69,750
5.90%, 09/15/37	75	77,996
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(a)	24	23,896
5.03%, 10/01/29(a)	9	8,855
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27(a)	16	15,879
7.38%, 02/15/29(a)	25	25,082
Targa Resources Corp., 5.50%, 02/15/35	54	53,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	101	92,550
4.88%, 02/01/31	91	88,300
5.50%, 03/01/30	60	60,113
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	10	10,286
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	17	15,675
Venture Global LNG Inc., 8.13%, 06/01/28(a)	23	23,869
		2,394,387
Real Estate — 0.0%
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	25	24,304
Real Estate Investment Trusts — 2.2%
American Tower Corp.
2.10%, 06/15/30	15	12,892
2.70%, 04/15/31	12	10,459
5.20%, 02/15/29	77	77,872
5.45%, 02/15/34	185	187,419
Crown Castle Inc.
2.10%, 04/01/31	37	30,841
2.25%, 01/15/31	133	112,669
2.50%, 07/15/31	28	23,730
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	10	10,157
Equinix Inc.
2.50%, 05/15/31	81	69,899
3.90%, 04/15/32	155	144,559
Extra Space Storage LP
2.35%, 03/15/32	15	12,351
5.90%, 01/15/31	8	8,289

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	$208	$179,685
4.00%, 01/15/30	54	50,147
5.30%, 01/15/29	70	69,722
5.75%, 06/01/28	134	136,099
6.25%, 09/15/54	119	119,645
Iron Mountain Inc., 4.50%, 02/15/31(a)	17	15,785
NNN REIT Inc.
3.00%, 04/15/52(e)	48	30,276
3.50%, 04/15/51	22	15,358
Service Properties Trust
4.75%, 10/01/26	16	15,120
5.50%, 12/15/27	17	16,098
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	25	25,582
VICI Properties LP
4.75%, 02/15/28	103	102,096
4.95%, 02/15/30	60	58,908
5.13%, 05/15/32	208	203,694
6.13%, 04/01/54	35	35,220
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(a)	53	51,175
3.88%, 02/15/29(a)	53	49,871
4.13%, 08/15/30(a)	160	148,252
4.25%, 12/01/26(a)	309	303,108
4.50%, 01/15/28(a)	31	30,150
4.63%, 12/01/29(a)	163	156,574
		2,513,702
Retail — 0.2%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29(a)	25	23,079
Home Depot Inc. (The)
3.50%, 09/15/56	7	5,079
5.40%, 06/25/64	15	14,997
Lowe's Companies Inc.
3.00%, 10/15/50	13	8,393
4.25%, 09/15/44	81	66,280
4.38%, 09/15/45	43	36,403
4.65%, 04/15/42	18	16,203
5.63%, 04/15/53	5	4,955
Nordstrom Inc., 4.25%, 08/01/31	25	21,996
		197,385
Semiconductors — 0.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52(e)	8	7,009
Broadcom Inc.
3.14%, 11/15/35(a)	24	19,720
3.19%, 11/15/36(a)	71	57,684
3.47%, 04/15/34(a)	83	72,437
4.30%, 11/15/32	21	19,975
5.05%, 07/12/29	52	52,444
Intel Corp.
3.20%, 08/12/61	10	5,823
5.90%, 02/10/63	27	25,641
KLA Corp.
3.30%, 03/01/50	30	21,365
4.65%, 07/15/32	17	16,854
4.70%, 02/01/34	24	23,655
5.00%, 03/15/49	16	15,081
Lam Research Corp., 3.13%, 06/15/60	9	5,813
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	30	25,627
3.40%, 05/01/30	10	9,195
Texas Instruments Inc.
2.70%, 09/15/51	7	4,455
4.10%, 08/16/52	32	26,513
		409,291
Security	Par (000)	Value
Software — 0.4%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	$25	$25,094
Cloud Software Group Inc., 6.50%, 03/31/29(a)	32	31,250
Open Text Corp., 3.88%, 02/15/28(a)	25	23,515
Oracle Corp.
3.60%, 04/01/50	43	30,962
3.85%, 04/01/60	22	15,603
3.95%, 03/25/51	79	60,230
4.00%, 07/15/46	13	10,235
4.38%, 05/15/55	143	115,454
4.50%, 07/08/44	22	18,874
5.50%, 09/27/64	42	39,399
5.55%, 02/06/53	44	42,985
6.90%, 11/09/52	24	27,604
		441,205
Telecommunications — 1.2%
AT&T Inc.
3.50%, 09/15/53	105	73,177
3.55%, 09/15/55	44	30,542
3.65%, 06/01/51	24	17,446
3.65%, 09/15/59	234	160,568
3.80%, 12/01/57	85	61,041
3.85%, 06/01/60	14	10,067
4.50%, 03/09/48	23	19,565
5.45%, 03/01/47	36	34,697
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	29	28,509
5.88%, 10/15/27(a)	23	22,951
Juniper Networks Inc., 5.95%, 03/15/41	5	5,019
Motorola Solutions Inc., 5.60%, 06/01/32	21	21,673
Rogers Communications Inc., 5.30%, 02/15/34	150	148,810
T-Mobile USA Inc.
3.88%, 04/15/30	287	272,570
5.05%, 07/15/33	128	127,447
5.15%, 04/15/34	5	4,992
5.75%, 01/15/34	13	13,543
Verizon Communications Inc.
1.68%, 10/30/30	17	14,137
2.36%, 03/15/32	185	154,243
4.27%, 01/15/36	89	81,363
5.85%, 09/15/35	9	9,410
		1,311,770
Transportation — 0.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	55	35,802
3.05%, 02/15/51	11	7,480
3.30%, 09/15/51	10	7,141
4.05%, 06/15/48	9	7,465
5.20%, 04/15/54	13	12,771
5.50%, 03/15/55	36	36,807
CSX Corp., 4.10%, 03/15/44	61	51,641
Norfolk Southern Corp.
3.16%, 05/15/55	102	67,177
4.05%, 08/15/52	13	10,365
5.35%, 08/01/54	12	11,816
Union Pacific Corp.
2.97%, 09/16/62	51	31,103
3.55%, 05/20/61	10	7,050
3.84%, 03/20/60	20	15,018
4.38%, 11/15/65	10	7,830
		309,466
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54	9	9,377
Total Corporate Bonds & Notes — 23.5% (Cost: $26,643,084)		26,713,375

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)(f)	EUR 471	$492,199
Brazil — 1.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL 1,800	269,919
10.00%, 01/01/35	BRL 3,700	546,083
Series F, 10.00%, 01/01/29	BRL 500	78,885
Brazilian Government International Bond, 6.13%, 03/15/34	USD 210	208,007
		1,102,894
France — 0.2%
French Republic Government Bond OAT, 3.00%, 05/25/54(a)(f)	EUR 253	245,237
Free of Tax — 0.1%
European Union, 2.50%, 10/04/52(f)	EUR 170	156,241
Indonesia — 0.2%
Indonesia Government International Bond, 2.85%, 02/14/30	USD 200	181,938
Japan — 0.5%
Japan Government Thirty Year Bond
1.80%, 03/20/54	JPY 46,550	280,642
2.10%, 09/20/54	JPY 39,200	252,775
		533,417
Mexico — 1.1%
Mexican Bonos
8.50%, 03/01/29	MXN 1,500	71,131
Series M, 7.75%, 11/23/34	MXN 4,450	189,819
Series M 20, 8.50%, 05/31/29	MXN 5,000	236,942
Mexico Government International Bond
2.66%, 05/24/31	USD 620	515,181
6.35%, 02/09/35	USD 203	203,711
		1,216,784
Panama — 0.2%
Panama Government International Bond, 3.88%, 03/17/28	USD 200	187,700
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51(e)	USD 80	56,600
Philippines — 0.3%
Philippine Government International Bond, 3.00%, 02/01/28	USD 400	379,375
Supranational — 0.3%
European Union, 3.00%, 03/04/53(f)	EUR 356	362,343
United Kingdom — 0.6%
United Kingdom Gilt, 4.38%, 07/31/54(f)	GBP 591	702,657
Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 06/18/50	USD 60	56,940
Total Foreign Government Obligations — 5.0% (Cost: $5,925,163)		5,674,325
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50(e)	$60	70,649
State of California GO, 4.60%, 04/01/38	130	123,822
State of California GO BAB, 7.55%, 04/01/39	30	36,223
Security	Par (000)	Value
California
University of California RB, Series AD, 4.86%, 12/31/99	$20	$17,938
		248,632
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	104	102,932
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	70	68,165
New Jersey — 0.0%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	30	35,353
New York — 0.1%
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,676
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42(e)	10	10,502
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	28,767
Series 181, 4.96%, 08/01/46	10	9,661
		69,606
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	20	26,553
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	20	20,695
State of Texas GO BAB, 5.52%, 04/01/39	60	62,587
		83,282
Total Municipal Debt Obligations — 0.6% (Cost: $645,266)		634,523
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 51.8%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	143	138,225
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,583
Government National Mortgage Association
2.00%, 08/20/51	280	228,837
2.00%, 11/20/54(g)	1,047	853,614
2.50%, 11/20/51	198	167,762
2.50%, 04/20/52	241	204,433
2.50%, 05/20/52	135	114,226
2.50%, 11/15/54(g)	770	652,212
3.00%, 06/20/50	65	56,834
3.00%, 11/20/51	150	131,393
3.00%, 11/20/54(g)	768	673,324
3.50%, 03/20/44	125	115,154
3.50%, 03/20/47	39	35,416
3.50%, 11/20/54(g)	552	498,806
4.00%, 07/20/43	29	27,222
4.00%, 02/20/48	79	73,929
4.00%, 12/20/52	142	132,186
4.00%, 11/15/54(g)	250	232,715
4.50%, 01/20/41	27	26,644
4.50%, 09/20/48	63	60,689
4.50%, 11/20/54(g)	399	380,817
5.00%, 11/15/54(g)	532	519,610
5.50%, 11/15/54(g)	592	588,692
5.50%, 12/15/54(g)	300	297,972
6.00%, 08/20/54	373	376,284

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
6.00%, 11/15/54(g)	$441	$444,206
6.50%, 11/15/54(g)	291	295,635
Uniform Mortgage-Backed Securities
1.50%, 11/18/39(g)	630	545,475
1.50%, 01/01/51	67	50,687
1.50%, 02/01/51	57	43,307
1.50%, 03/01/51	38	28,551
1.50%, 05/01/51	24	18,080
1.50%, 06/01/51	40	29,934
1.50%, 04/01/52	424	320,167
2.00%, 12/01/35	185	164,658
2.00%, 05/01/36	138	123,893
2.00%, 07/01/36	226	203,107
2.00%, 03/01/37	144	128,923
2.00%, 11/18/39(g)	353	314,354
2.00%, 03/01/41	64	54,171
2.00%, 01/01/42	160	133,925
2.00%, 02/01/42	160	133,042
2.00%, 09/01/50	735	588,891
2.00%, 11/01/50	497	398,191
2.00%, 01/01/51	831	663,223
2.00%, 05/01/51	868	692,518
2.00%, 10/01/51	682	543,500
2.00%, 02/01/52	329	261,805
2.00%, 05/01/52	558	449,952
2.00%, 11/14/54(g)	1,298	1,028,643
2.50%, 02/01/35	92	86,951
2.50%, 05/01/35	71	64,913
2.50%, 02/01/36	37	33,748
2.50%, 07/01/36	36	33,438
2.50%, 11/18/39(g)	217	198,065
2.50%, 05/01/51	73	60,916
2.50%, 10/01/51	48	39,915
2.50%, 11/01/51	861	721,683
2.50%, 12/01/51	13	10,827
2.50%, 01/01/52	607	508,178
2.50%, 03/01/52	610	511,747
2.50%, 04/01/52	491	407,012
2.50%, 05/01/52	497	417,555
2.50%, 06/01/52	151	125,216
2.50%, 11/14/54(g)	969	801,542
3.00%, 02/01/29	26	25,371
3.00%, 11/01/34	27	26,618
3.00%, 06/01/37	32	30,022
3.00%, 07/01/37	31	29,430
3.00%, 11/18/39(g)	143	133,576
3.00%, 09/01/46	284	252,175
3.00%, 11/01/50	216	190,353
3.00%, 12/01/50	356	312,316
3.00%, 12/01/51	296	259,606
3.00%, 01/01/52	293	254,366
3.00%, 05/01/52	451	391,163
3.00%, 11/14/54(g)	470	404,570
3.50%, 01/01/34	23	22,303
3.50%, 04/01/37	13	12,073
3.50%, 06/01/37	6	5,819
3.50%, 11/18/39(g)	49	46,667
3.50%, 02/01/45	121	110,163
3.50%, 09/01/46	24	21,955
3.50%, 02/01/47	58	53,375
3.50%, 04/01/47	9	8,339
3.50%, 05/01/47	10	9,314
3.50%, 08/01/47	18	15,869
3.50%, 09/01/47	24	21,909
3.50%, 10/01/47	67	61,114
3.50%, 03/01/48	10	8,909
Security	Par (000)	Value
Mortgage-Backed Securities
3.50%, 01/01/50	$233	$211,285
3.50%, 03/01/50	529	478,401
3.50%, 02/01/51	37	33,852
3.50%, 08/01/52	45	40,570
3.50%, 11/14/54(g)	709	633,808
4.00%, 11/15/39(g)	44	42,538
4.00%, 10/01/47	180	167,671
4.00%, 12/01/48	100	93,665
4.00%, 03/01/50	527	494,395
4.00%, 11/01/50	85	80,024
4.00%, 04/01/53	14	12,922
4.00%, 11/14/54(g)	549	506,722
4.50%, 11/15/39(g)	132	129,638
4.50%, 07/01/48	125	120,475
4.50%, 12/01/48	157	150,664
4.50%, 09/01/49	61	59,443
4.50%, 10/01/50	123	118,806
4.50%, 11/14/54(g)	2,967	2,816,588
5.00%, 07/01/47	44	44,461
5.00%, 06/01/50	66	65,226
5.00%, 05/01/53	140	136,646
5.00%, 07/01/53	239	232,981
5.00%, 08/01/53	92	89,753
5.00%, 11/01/53	92	89,379
5.00%, 03/01/54	108	105,362
5.00%, 11/14/54(g)	6,866	6,665,448
5.50%, 06/01/53	296	293,701
5.50%, 07/01/53	390	387,434
5.50%, 08/01/53	230	227,912
5.50%, 10/01/53	73	72,537
5.50%, 11/15/54(g)	6,573	6,510,550
6.00%, 11/01/52	93	93,487
6.00%, 12/01/52	67	67,713
6.00%, 01/01/53	140	141,335
6.00%, 04/01/53	15	14,821
6.00%, 05/01/53	96	96,439
6.00%, 08/01/53	93	94,302
6.00%, 11/01/53	356	359,861
6.00%, 04/01/54	34	34,363
6.00%, 06/01/54	64	64,909
6.00%, 08/01/54	83	84,062
6.00%, 09/01/54	172	173,711
6.00%, 11/15/54(g)	10,015	10,079,346
6.00%, 12/15/54(g)	4,400	4,425,986
6.50%, 10/01/53	152	156,761
6.50%, 02/01/54	91	93,763
6.50%, 06/01/54	123	125,739
6.50%, 07/01/54	194	197,886
6.50%, 08/01/54	13	13,766
6.50%, 09/01/54	270	275,177
6.50%, 11/15/54(g)	100	102,061
		58,803,843
U.S. Government Obligations — 26.5%
U.S. Treasury Note/Bond
0.25%, 07/31/25	272	264,198
0.38%, 04/30/25	740	725,327
0.38%, 09/30/27	475	425,954
0.50%, 02/28/26	291	276,748
0.50%, 04/30/27	638	583,147
0.50%, 05/31/27	861	785,254
0.63%, 07/31/26	432	406,266
0.75%, 05/31/26	320	303,188
0.88%, 06/30/26	1,000	946,953
1.00%, 07/31/28	1,226	1,092,673
1.13%, 08/31/28	359	320,716
1.13%, 05/15/40	48	30,210

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations
1.13%, 08/15/40	$48	$29,929
1.25%, 03/31/28	269	244,530
1.25%, 05/31/28	511	462,036
1.25%, 09/30/28	182	163,280
1.25%, 08/15/31	1,404	1,159,397
1.38%, 11/15/40	48	31,063
1.38%, 08/15/50	201	103,970
1.50%, 11/30/28	1,197	1,078,422
1.50%, 02/15/30	247	215,778
1.63%, 11/30/26	866	822,835
1.63%, 05/15/31	755	643,903
1.63%, 11/15/50	380	209,969
1.88%, 02/15/41	341	236,451
1.88%, 02/15/51	163	96,219
1.88%, 11/15/51	0	176
2.00%, 08/15/51	8	4,844
2.25%, 08/15/27	212	201,809
2.25%, 08/15/49	285	185,568
2.38%, 05/15/27	212	203,352
2.38%, 03/31/29	629	583,889
2.38%, 02/15/42	163	120,306
2.38%, 05/15/51	34	22,324
2.50%, 02/15/45	526	378,669
2.63%, 04/15/25	740	734,109
2.63%, 07/31/29	1,063	993,075
2.75%, 08/15/32	709	638,903
2.75%, 11/15/47	529	387,973
2.88%, 06/15/25	706	699,616
2.88%, 04/30/29	538	509,713
2.88%, 05/15/32	47	42,865
2.88%, 05/15/43	390	305,730
2.88%, 05/15/49	201	149,635
3.00%, 05/15/42	55	44,645
3.00%, 05/15/47	236	181,786
3.00%, 02/15/48	526	403,628
3.00%, 02/15/49	771	588,355
3.00%, 08/15/52	480	364,278
3.13%, 11/15/28	71	68,463
3.13%, 08/15/44	229	184,148
3.13%, 05/15/48	201	157,620
3.25%, 06/30/29	260	249,434
3.38%, 09/15/27	1	980
3.63%, 03/31/28	0	295
3.63%, 08/15/43	227	199,509
3.63%, 02/15/53	1	601
3.63%, 05/15/53	2	1,374
3.75%, 08/31/26	345	342,074
3.75%, 08/31/31	4	3,887
3.75%, 11/15/43	227	202,714
3.88%, 11/30/27	956	948,793
3.88%, 11/30/29	653	644,200
3.88%, 08/15/40	58	54,107
3.88%, 02/15/43	290	264,997
4.00%, 12/15/25	706	703,838
4.00%, 06/30/28	0	298
4.00%, 01/31/29	134	133,131
4.00%, 02/28/30	0	198
4.00%, 02/15/34	633	619,351
4.00%, 11/15/52	0	276
4.25%, 01/31/26	361	360,915
4.25%, 06/30/31	9	9,012
4.25%, 11/15/40	205	200,375
4.25%, 08/15/54	59	56,778
4.38%, 07/31/26	31	31,091
4.38%, 11/30/28	948	955,295
4.38%, 05/15/34	395	397,777
Security	Par (000)	Value
U.S. Government Obligations
4.38%, 05/15/40	$229	$226,957
4.38%, 05/15/41	136	134,868
4.50%, 11/15/25	260	260,469
4.50%, 03/31/26	9	9,031
4.50%, 07/15/26	230	231,123
4.50%, 05/15/27	11	11,094
4.50%, 08/15/39	458	462,185
4.50%, 02/15/44	120	118,688
4.63%, 02/28/26	30	30,135
4.63%, 03/15/26	521	523,564
4.63%, 06/30/26	34	34,223
4.63%, 06/15/27	107	108,308
4.63%, 09/30/28	467	474,662
4.63%, 02/15/40	58	59,112
4.75%, 02/15/41	177	182,767
4.75%, 11/15/43	179	183,223
4.88%, 04/30/26	560	565,206
4.88%, 05/31/26	29	29,284
4.88%, 10/31/30	1	621
5.00%, 08/31/25	137	137,641
5.00%, 09/30/25	129	129,918
		30,108,274
Total U.S. Government & Agency Obligations — 78.3% (Cost: $88,642,899)		88,912,117
	Shares
Common Stocks
Mortgage Real Estate Investment — 0.1%
Blackstone Mortgage Trust Inc., Class A	2,412	43,923
Residential REITs — 0.0%
Invitation Homes Inc.	567	17,809
Total Common Stocks — 0.1% (Cost $63,394)		61,732
Investment Companies
Exchange Traded Funds — 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF(e)(h)	4,940	390,952
Total Investment Companies — 0.3% (Cost $392,260)		390,952
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(i)	250	13,432
Total Preferred Stocks — 0.0% (Cost $12,500)		13,432
Total Long-Term Investments — 131.6% (Cost: $149,249,027)		149,483,050
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(h)(j)	4,128,832	4,131,722

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(h)(j)(k)	853,288	$853,288
Total Short-Term Securities — 4.4% (Cost: $4,984,802)		4,985,010
Options Purchased — 0.1% (Cost: $95,138)		91,632
Total Investments Before TBA Sales Commitments and Options Written — 136.1% (Cost: $154,328,967)		154,559,692
Par (000)
Investments Sold Short
U.S. Government Obligations — (0.1)%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	(148)	(142,573)
Total Investments Sold Short — (0.1)% (Proceeds $(143,132))		(142,573)
TBA Sales Commitments(g)
Mortgage-Backed Securities — (15.1)%
Government National Mortgage Association
5.50%, 11/15/54	(300)	(298,323)
6.00%, 11/15/54	(374)	(376,719)
Uniform Mortgage-Backed Securities
3.50%, 11/18/39	(2)	(1,905)
5.00%, 11/14/54	(9,014)	(8,764,048)
5.50%, 11/15/54	(53)	(52,496)
6.00%, 11/15/54	(4,798)	(4,828,586)
6.50%, 11/15/54	(34)	(34,701)
2.50%, 11/14/54	(124)	(102,571)
Security	Par (000)	Value
Mortgage-Backed Securities
3.50%, 11/14/54	(233)	$(208,290)
4.00%, 11/14/54	(22)	(20,324)
4.50%, 11/14/54	(2,606)	(2,473,889)
Total TBA Sales Commitments — (15.1)% (Proceeds: $(17,328,155))		(17,161,852)
Options Written — (0.0%) (Premiums Received: $(35,667))		(52,163)
Total Investments, Net of TBA Sales Commitments and Options Written — 120.9% (Cost: $136,822,013)		137,203,104
Liabilities in Excess of Other Assets — (20.9)%		(23,635,890)
Net Assets — 100.0%		$113,567,214

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Convertible security.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,070,489	$1,059,820 (a)	$—	$1,437	$(24)	$4,131,722	4,128,832	$71,026 (b)	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	224,810	628,478 (a)	—	—	—	853,288	853,288	1,275	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	392,260	—	—	(1,308)	390,952	4,940	2,149	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	1,436,105	(1,430,551)	(5,554)	—	—	—	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	612,527	242,429	(859,753)	26,581	(21,784)	—	—	8,687	—
				$22,464	$(23,116)	$5,375,962		$83,137	$10

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	13	12/19/24	$1,436	$(11,449)
10-Year U.S. Ultra Long Treasury Note	18	12/19/24	2,048	(15,537)
U.S. Long Bond	20	12/19/24	2,360	(110,626)
Ultra U.S. Treasury Bond	14	12/19/24	1,757	(71,085)
2-Year U.S. Treasury Note	4	12/31/24	824	85
5-Year U.S. Treasury Note	27	12/31/24	2,896	(43,327)
				(251,939)
Short Contracts
10-Year Canadian Bond	(17)	12/18/24	(1,490)	7,772
				$(244,167)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	988,460	BRL	5,648,754	Barclays Bank PLC	12/18/24	$16,247
USD	217,315	BRL	1,200,000	Citibank N.A.	12/18/24	10,782
USD	937,240	EUR	847,100	Barclays Bank PLC	12/18/24	14,084
USD	8,928	EUR	8,000	Morgan Stanley & Co. LLC	12/18/24	210
USD	268,372	EUR	241,000	UBS AG	12/18/24	5,735
USD	651,185	GBP	498,500	Barclays Bank PLC	12/18/24	8,447
USD	67,098	GBP	51,800	Morgan Stanley & Co. LLC	12/18/24	310
USD	530,054	GBP	398,000	UBS AG	12/18/24	16,895
USD	460,919	JPY	64,773,288	Morgan Stanley & Co. LLC	12/18/24	32,164
USD	378,050	JPY	55,232,000	UBS AG	12/18/24	12,452
USD	285,252	MXN	5,557,400	Barclays Bank PLC	12/18/24	9,599
USD	227,500	MXN	4,479,566	Goldman Sachs & Co.	12/18/24	5,309
						132,234
BRL	941,012	USD	172,000	Citibank N.A.	12/18/24	(10,041)
BRL	953,400	USD	167,118	Goldman Sachs & Co.	12/18/24	(3,027)
GBP	376,000	USD	490,470	Citibank N.A.	12/18/24	(5,677)
JPY	38,464,000	USD	272,728	Morgan Stanley & Co. LLC	12/18/24	(18,122)
MXN	9,039,384	USD	461,455	Citibank N.A.	12/18/24	(13,092)
USD	270,000	MXN	5,454,965	Goldman Sachs & Co.	12/18/24	(572)
						(50,531)
						$81,703
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Long Gilt Future	4	11/22/24	GBP	99.50	GBP	376	$361
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/31/35	1-Day SOFR, 4.90%	Annual	3.79%	Annual	Barclays Bank PLC	10/29/25	3.79	USD	455	$15,909
10-Year Interest Rate Swap, 11/01/35	1-Day SOFR, 4.90%	Annual	3.70%	Annual	Barclays Bank PLC	10/30/25	3.70	USD	447	13,941

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 11/01/35	1-Day SOFR, 4.90%	Annual	3.75%	Annual	Barclays Bank PLC	10/30/25	3.75	USD	463	$15,296
										45,146
Put
10-Year Interest Rate Swap, 10/31/35	3.79%	Annual	1-Day SOFR, 4.90%	Annual	Barclays Bank PLC	10/29/25	3.79	USD	455	14,586
10-Year Interest Rate Swap, 11/01/35	3.70%	Annual	1-Day SOFR, 4.90%	Annual	Barclays Bank PLC	10/30/25	3.70	USD	447	15,885
10-Year Interest Rate Swap, 11/01/35	3.75%	Annual	1-Day SOFR, 4.90%	Annual	Barclays Bank PLC	10/30/25	3.75	USD	463	15,654
										46,125
										$91,271
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Long Gilt Future	4	11/22/24	GBP	102.00	GBP	376	$(52)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-Day SOFR, 4.90%	Annual	Goldman Sachs Inter- national	03/28/25	2.76	USD	676	$(1,616)
10-Year Interest Rate Swap, 04/04/35	2.76%	Annual	1-Day SOFR, 4.90%	Annual	Goldman Sachs Inter- national	04/02/25	2.76	USD	695	(1,741)
10-Year Interest Rate Swap, 04/04/35	2.80%	Annual	1-Day SOFR, 4.90%	Annual	Bank of America N.A.	04/02/25	2.80	USD	695	(1,921)
										(5,278)
Put
10-Year Interest Rate Swap, 03/30/35	1-Day SOFR, 4.90%	Annual	3.76%	Annual	Goldman Sachs Inter- national	03/28/25	3.76	USD	676	(15,540)
10-Year Interest Rate Swap, 04/04/35	1-Day SOFR, 4.90%	Annual	3.76%	Annual	Goldman Sachs Inter- national	04/02/25	3.76	USD	695	(16,178)
10-Year Interest Rate Swap, 04/04/35	1-Day SOFR, 4.90%	Annual	3.80%	Annual	Bank of America N.A.	04/02/25	3.80	USD	695	(15,115)
										(46,833)
										$(52,111)
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	3,142	$234,045	$225,379	$8,666

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.49%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	02/19/54	EUR	172	$(13,656)	$6	$(13,662)
2.51%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	02/20/54	EUR	172	(14,302)	6	(14,308)
2.51%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	02/20/54	EUR	126	(10,685)	5	(10,690)
2.51%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	03/01/54	EUR	87	(7,377)	3	(7,380)
2.46%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	03/22/54	EUR	37	(2,704)	1	(2,705)
2.54%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	04/22/54	EUR	142	(13,528)	(292)	(13,236)
2.50%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	05/14/54	EUR	86	(5,637)	(419)	(5,218)
2.43%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	06/19/54	EUR	37	(1,877)	2	(1,879)
2.43%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	06/20/54	EUR	36	(1,832)	2	(1,834)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	25	1,351	1	1,350
2.59%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	07/04/54	EUR	94	(8,413)	(520)	(7,893)
2.25%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	07/11/54	EUR	80	(779)	334	(1,113)
2.28%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	07/11/54	EUR	47	(744)	(310)	(434)
2.54%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	07/11/54	EUR	38	(2,992)	(203)	(2,789)
2.55%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	07/11/54	EUR	38	(3,016)	1	(3,017)
2.37%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	08/28/54	EUR	140	(5,708)	453	(6,161)
2.27%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	09/09/54	EUR	120	(2,292)	(604)	(1,688)
2.26%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	10/22/54	EUR	10	(186)	16	(202)
2.33%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	N/A	10/24/54	EUR	54	(1,931)	2	(1,933)
								$(96,308)	$(1,516)	$(94,792)
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.01%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	178	$(470)	$4	$(474)
UK RPI All Items NSA	At Termination	3.57%	At Termination	10/15/34	GBP	149	(1,041)	4	(1,045)
2.01%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	90	(308)	2	(310)
UK RPI All Items NSA	At Termination	3.57%	At Termination	10/15/34	GBP	75	(488)	2	(490)
UK RPI All Items NSA	At Termination	3.61%	At Termination	10/15/34	GBP	113	(227)	3	(230)

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.05%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	135	$(954)	$3	$(957)
2.06%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	136	(1,131)	3	(1,134)
UK RPI All Items NSA	At Termination	3.62%	At Termination	10/15/34	GBP	113	(132)	3	(135)
U.S. CPI Urban Consumers NSA	At Termination	2.30%	At Termination	09/10/54	USD	62	1,812	3	1,809
2.31%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/10/54	USD	62	1,762	3	1,759
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/11/54	USD	62	1,992	2	1,990
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/11/54	USD	62	2,055	3	2,052
UK RPI All Items NSA	At Termination	3.10%	At Termination	09/15/54	GBP	172	(9,842)	(231)	(9,611)
							$(6,972)	$(196)	$(6,776)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	Quarterly	GS Intraday Delta Replication VX Series 5 Excess Return Strategy	At Termination	Goldman Sachs International	N/A	05/06/25	USD	298	$(2,544)	$—	$(2,544)
Fixed, 0.00%	Quarterly	GS Intraday Delta Replication VX Series 5 Excess Return Strategy	At Termination	Goldman Sachs International	N/A	05/06/25	USD	138	(1,177)	—	(1,177)
									$(3,721)	$—	$(3,721)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)
October 31, 2024
iShares® Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Fair Value Hierarchy as of Period End
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$12,843,547	$250,000	$13,093,547
Collateralized Mortgage Obligations	—	13,989,047	—	13,989,047
Corporate Bonds & Notes	—	26,713,375	—	26,713,375
Foreign Government Obligations	—	5,674,325	—	5,674,325
Municipal Debt Obligations	—	634,523	—	634,523
U.S. Government & Agency Obligations	—	88,912,117	—	88,912,117
Common Stocks	61,732	—	—	61,732
Investment Companies	390,952	—	—	390,952
Preferred Stocks	—	13,432	—	13,432
Short-Term Securities
Money Market Funds	4,985,010	—	—	4,985,010
Options Purchased
Interest Rate Contracts	361	91,271	—	91,632
Liabilities
Investments
Investments Sold Short	—	(142,573)	—	(142,573)
TBA Sales Commitments	—	(17,161,852)	—	(17,161,852)
	$5,438,055	$131,567,212	$250,000	$137,255,267
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$8,666	$—	$8,666
Foreign Currency Exchange Contracts	—	132,234	—	132,234
Inflation Linked Contracts	—	7,610	—	7,610
Interest Rate Contracts	7,857	1,350	—	9,207
Liabilities
Equity Contracts	—	(3,721)	—	(3,721)
Foreign Currency Exchange Contracts	—	(50,531)	—	(50,531)
Inflation Linked Contracts	—	(14,386)	—	(14,386)
Interest Rate Contracts	(252,077)	(148,253)	—	(400,330)
	$(244,220)	$(67,031)	$—	$(311,251)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced